May 4, 2018

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:     Mr. Mark Cowan

Document Control – Edgar

RE:	RiverSource Life Insurance Company (“Company”)

on behalf of RiverSource Variable Life Separate Account (“Registrant”)

File Nos. 333-69777 and 811-04298

RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series and RiverSource® Variable Universal Life III

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policies do not differ from that contained in Registrant’s Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on April 26, 2018.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and
Assistant Secretary